Touchstone Ares Credit Opportunities Fund Annual Fund Operating Expenses - Touchstone Ares Credit Opportunities Fund	Sep. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 28, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.28%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.10%	[2]
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	1.00%	[2],[3],[4]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.34%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.91%	[2]
Fee Waiver or Reimbursement	(0.19%)	[3]
Net Expenses (as a percentage of Assets)	1.72%	[2],[3],[4]
Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.85%	[2]
Fee Waiver or Reimbursement	(0.08%)	[3]
Net Expenses (as a percentage of Assets)	0.77%	[2],[3],[4]
Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.81%	[2]
Fee Waiver or Reimbursement	(0.15%)	[3]
Net Expenses (as a percentage of Assets)	0.66%	[2],[3],[4]
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	698.40%	[5]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	698.97%	[2]
Fee Waiver or Reimbursement	(698.38%)	[3]
Net Expenses (as a percentage of Assets)	0.59%	[2],[3]

[1]	Management fees have been restated to reflect contractual changes to the Fund's Investment Advisory Agreement effective March 1, 2025.
[2]	Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and will differ from the ratios of expenses to average net assets that are included in the Fund’s Form N-CSR filing for the fiscal year ended September 30, 2025.
[3]	Touchstone Advisors, Inc. (the “Adviser” or “Touchstone Advisors”) and Touchstone Funds Group Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund’s liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.99%, 1.71%, 0.76%, 0.65% and 0.58% of average daily net assets for Classes A, C, Y, Institutional Class and Class R6 shares, respectively. This contractual expense limitation is effective through January 28, 2027, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.
[4]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will differ from the ratio of net expenses to average net assets that is included in the Fund's Form N-CSR filing for the fiscal year ended September 30, 2025 due to contractual changes in the Fund's expense limitation agreement effective January 29, 2025 and March 1, 2025.
[5]	Other Expenses for Class R6 shares are estimated based on fees and expenses incurred by Institutional Class shares of the Fund and expenses of similar Touchstone Funds. Class R6 shares commenced operations on May 19, 2025.